Lease (Tables)	12 Months Ended
Jun. 30, 2023
Lease [Abstract]
Schedule of Components of Lease Cost	The components of lease cost were as follows:
For the year ended June 30, 2023
Operating lease cost	$1,070,385

Schedule of Other Information
For the year ended June 30, 2023
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,101,526
ROU assets obtained in exchange for new operating lease liabilities	815,324
Weighted-average remaining lease term (in years):
Operating leases	1.21
Weighted-average discount rate:
Operating leases	5.54%

Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments for operating leases as of June 30, 2023 are as follows:
Operating Leases
For the year ended June 30,2024	$733,982
For the year ended June 30,2025	105,063
Thereafter	-
Total minimum lease payments	839,045
Less: imputed interest	22,629
Total lease liability balance	$816,416

Minimum payments related to leases not yet commenced as of June 30, 2023	-